Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Reconciliation Between IFRS and IFRS-EU

A reconciliation between IFRS and IFRS-EU is included in the table below.

	Shareholders’ equity			Net income
	2017	2016	2015	2017	2016	2015
In accordance with IFRS	20,288	20,520	22,441	2,469	438	(431)
Adjustment of EU ‘IAS 39’ carve-out	368	510	315	(142)	195	(120)
Tax effect of the adjustment	(83)	(117)	(71)	34	(47)	27
Effect of the adjustment after tax	285	393	244	(108)	149	(92)
In accordance with IFRS-EU	20,573	20,913	22,684	2,361	586	` (523)